Income Taxes (Summary of Deferred Income Tax Assets (Liabilities)) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	$ 477	$ 448
Deferred income tax liabilities	3,574	3,547
Deferred income tax expense recognized in net earning	7	182
Asset retirement obligations and accrued environmental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	400	319
Deferred income tax expense recognized in net earning	(17)	35
Tax loss and other carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	347	396
Deferred income tax expense recognized in net earning	52	(93)
Pension and other post-retirement benefits liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	108	151
Deferred income tax expense recognized in net earning	50	(1)
Long term debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	99	117
Deferred income tax expense recognized in net earning	18	21
Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	307	298
Deferred income tax expense recognized in net earning	(8)	(151)
Receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	50	48
Deferred income tax expense recognized in net earning	(2)	(4)
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	96	98
Deferred income tax expense recognized in net earning	2	(84)
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1	1
Deferred income tax expense recognized in net earning	0	0
Loss Carry Forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	3,097	3,099
Deferred income tax expense recognized in net earning	(7)	(182)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	4,410	4,305
Deferred income tax expense recognized in net earning	40	545
Goodwill and other intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	173	347
Deferred income tax expense recognized in net earning	(168)	(53)
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	30	30
Deferred income tax expense recognized in net earning	(7)	(3)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	108	155
Deferred income tax expense recognized in net earning	$ 47	$ (30)